Financial Instrument Risk Management - Key Macroeconomic Assumptions (Details)	Dec. 31, 2023 $ / bbl
Current quarter | U.S.
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2253800000000.00%
Unemployment Rate	3.80%
BBB Bonds Spreads	1.90%
Current quarter | Canada
Disclosure of credit risk exposure [line items]
Gross Domestic Product	220100000000.00%
Unemployment Rate	5.80%
Oil Price (in dollars per barrel)	85.60
Under 1 Year | U.S. | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	1.30%
Unemployment Rate	4.00%
BBB Bonds Spreads	2.20%
Under 1 Year | U.S. | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	3.50%
Unemployment Rate	3.10%
BBB Bonds Spreads	1.90%
Under 1 Year | U.S. | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	(2.40%)
Unemployment Rate	6.70%
BBB Bonds Spreads	3.10%
Under 1 Year | Canada | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	1.60%
Unemployment Rate	6.00%
Oil Price (in dollars per barrel)	82.10
Under 1 Year | Canada | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	3.60%
Unemployment Rate	5.20%
Oil Price (in dollars per barrel)	84.70
Under 1 Year | Canada | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	(2.10%)
Unemployment Rate	8.20%
Oil Price (in dollars per barrel)	65.60
Remaining forecast period | U.S. | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.20%
Unemployment Rate	4.00%
BBB Bonds Spreads	2.10%
Remaining forecast period | U.S. | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.40%
Unemployment Rate	3.30%
BBB Bonds Spreads	2.10%
Remaining forecast period | U.S. | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.50%
Unemployment Rate	6.70%
BBB Bonds Spreads	2.10%
Remaining forecast period | Canada | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	1.90%
Unemployment Rate	5.90%
Oil Price (in dollars per barrel)	71.40
Remaining forecast period | Canada | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.30%
Unemployment Rate	4.80%
Oil Price (in dollars per barrel)	71.80
Remaining forecast period | Canada | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	1.60%
Unemployment Rate	8.60%
Oil Price (in dollars per barrel)	61.00